Income taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Components of Loss from Operations
The components of loss from operations for both continuing and discontinued operations before income taxes for the years ended December 31, 2015 and 2014 are as follows:

	2015	2014
Domestic	$(4,731,000)	$(5,310,000)
Foreign	(1,304,000)	(1,224,000)
	$(6,035,000)	$(6,534,000)

Reconciliation of Federal Statutory Income Tax Provision to Company's Actual Provision
econciliation of federal statutory income tax provision to the Company’s actual provision for the years ended December 31, 2015 and 2014, respectively, are as follows, including a provision of $27,605 and $3,877 for American DG and a benefit of $380,176 and $648,917 for EuroSite Power:

	2015	2014
Benefit at federal statutory tax rate	$(2,052,000)	$(2,222,000)
Foreign rate differential	209,000	159,000
UK Energy Incentives	(380,000)	(649,000)
Unbenefited operating losses	1,843,000	2,063,000
Provision for income taxes	37,000	4,000
Income tax provision	$(343,000)	$(645,000)

Schedule of Deferred Tax Assets
The component of net deferred tax assets recognized in the accompanying balance sheets at December 31, 2015 and 2014, respectively, are as follows:

	2015	2014
Net operating loss carryforwards	$11,875,000	$10,838,000
Accrued expenses and other	57,000	100,000
Stock compensation	1,312,000	1,194,000
Depreciation	357,000	(216,000)
	13,601,000	11,916,000
Valuation allowance	(13,601,000)	(11,916,000)
Net deferred tax asset	$—	$—